UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 07/01/13 to 09/30/13.

July 1 - September 30, 2013

Date of Report (Date of Earliest Event Reported)

025-00131

(Commission File Number of Securitizer)

0001530239

(Central Index Key Number of Securitizer)

RWT Holdings, Inc.

(Exact Name of Securitizer as Specified in Its Charter)

John H. Isbrandtsen

(Name of Person to Contact in Connection with this Filing)

One Belvedere Place, Suite 310

Mill Valley, CA 94941

(Address of Principal Executive Offices)

(415) 389-7373

(Securitizer’s Telephone Number,

Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT

Item1.02.	Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure

RWT Holdings, Inc. (the “Securitizer”) hereby makes its quarterly filing to disclose the repurchase requests across all trusts that it has received during the period of the third calendar quarter of 2013 ending September 30, 2013.

One loan securitized and held by Sequoia Mortgage Trust 2012-6 (loan #0046339099 or the “Loan”) was the subject of a demand to repurchase (the “Repurchase Demand”) under the Flow Mortgage Loan Purchase and Sale Agreement dated November 30, 2012 (the “Purchase Agreement”) between registrant's affiliate and Evergreen Moneysource Mortgage Company, dba Evergreen Home Loans (“Evergreen”).  The following paragraph is an update regarding the status of the Loan and the Repurchase Demand.

The mortgagors under the Loan have continued to make all payments due on the Loan in timely fashion and the Loan is current as of the end of this reporting period.  During this reporting period, an affiliate of registrant, Sequoia Mortgage Funding Corporation, in its capacity as controlling holder of the Sequoia Mortgage Trust 2012-6, entered into a letter agreement with Evergreen regarding the Loan and the Repurchase Demand.  In the letter agreement, Evergreen agreed that there have been breaches of certain representations and warranties in respect of the Loan and that in the event the mortgagors under the Loan become delinquent ninety (90) days or more in respect of any payment due on the Loan, Evergreen will repurchase the Loan at the repurchase price provided in the Purchase Agreement.  As a result, the Repurchase Demand is reported herein as Conditionally Withdrawn.

The disclosures required by Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item2.	Exhibits

99.1 Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 30, 2013

RWT HOLDINGS, INC.

By:	/s/ John H. Isbrandtsen
	Name:	John H. Isbrandtsen
	Title:	Chairman of the Board and Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1	Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.